Note 9 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 9 – Leases

The Company determines if an arrangement is a finance lease or operating lease at inception and recognizes right-of-use (“ROU”) assets and lease liabilities at commencement date based on the present value of the lease payments over the lease term.  For operating leases, our right-of-use assets are amortized on a straight-line basis over the lease term with rent expense recorded to operating expenses.  The depreciable life of related leasehold improvements is based on the shorter of the useful life or the lease term.

The Company leases its 20,945 square foot facility under a non-cancelable real property lease agreement that expires on August 31, 2025, with two five-year options to extend, at a monthly lease rate of $10,036, with approximately a 3% annual escalation of lease payments commencing September 15, 2021, under which an entity owned entirely by Ira Goldfarb, the Company's Executive Chairman, is the landlord. The facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate for the lease at the time of commencement was 5.75%.

On July 1, 2023, the Company leased additional warehouse space in Irving, Texas, of approximately 9,000 feet under a 37-month lease at a rate of $8,456 per month, with approximately a 4% annual escalation of lease payments. The facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate for the lease at the time of commencement was 8%.

On October 26, 2023, the Company entered into a lease agreement with Prologis, Inc., a Maryland corporation, which the Company intends to use as production space. The Company leased approximately 51,264 square feet in Dallas, Texas for an initial term of approximately five years and two months. The lease commenced on November 1, 2023. The base rent payments started at approximately $42,500 per month in the first year, and increase each year, up to approximately $51,700 per month during the last year of the initial term. The Company is also responsible for operating expenses of the premises, which start at $7,835 per month, with an annual escalation of 4.3%. As a deposit on the lease, the Company is required to provide a letter of credit to the Landlord in the amount of $300,000. The lease may be extended for a period of five years, at the option of the Company, at a rate to be based on a fair market rent rate determined at the time of the extension. The incremental borrowing rate for the lease at the time of commencement was 9.38%.

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2023	2022
Operating lease cost:
Amortization of right-of-use asset	$189,605	$67,564

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$4,061,820	$1,261,525

Current portion of operating lease liability	$550,941	$52,543
Noncurrent operating lease liability	3,671,729	1,301,355
Total operating lease liability	$4,222,670	$1,353,898

Weighted average remaining lease term:
Operating leases (in years)	5.9	13.3

Weighted average discount rate:
Operating lease	8.20%	5.75%

Supplemental cash flow and other information related to operating leases was as follows:

	For the Year Ended
	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$194,435	$45,970

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$4,222,670	$1,353,898

The future minimum lease payments due under operating leases as of  December 31, 2023 is as follows:

Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2024	$874,000
2025	907,617
2026	881,562
2027	830,278
2028 and thereafter	1,980,505
5,473,962
Less effects of discounting	(1,251,292)
Lease liability recognized	$4,222,670